Note Allowance for loan losses (Allowance for loan losses - Additional Information) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($) loans	Sep. 30, 2018 USD ($)
Financing Receivable
Recent Loss Trend Adjustment	12-months
Charge-offs	$ 352,622	$ 311,575
Loan count | loans	527	641
Note A / B Split
Financing Receivable
Troubled debt restructurings	$ 52,500
Aggregated unpaid principal balance	82,100
Charge-offs	29,600
Recorded investment - with an Allowance	$ 105
Loan count | loans	6
Non Covered Loans
Financing Receivable
Troubled debt restructurings	$ 1,515,889	$ 1,258,327
Aggregated unpaid principal balance	1,245,816	1,108,393
Recorded investment - with an Allowance	$ 795,308	$ 834,526
Non Covered Loans | Banco Popular de Puerto Rico
Financing Receivable
Recent Loss Trend Adjustment Percentage	26.00%	69.00%
Non Covered Loans | PB
Financing Receivable
Recent Loss Trend Adjustment Percentage	28.00%	3.00%
Mortgage and consumer
Financing Receivable
Historical Loss Period	18-months
Commercial and construction
Financing Receivable
Historical Loss Period	5-year
Mortgages
Financing Receivable
Charge-offs	$ 71,071	$ 83,393
Mortgages | Non Covered Loans
Financing Receivable
Troubled debt restructurings	1,042,470	930,076
Aggregated unpaid principal balance	605,120	591,070
Recorded investment - with an Allowance	$ 416,004	$ 457,000
Loan
Financing Receivable
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments			$ 6,100
Loan | Banco Popular de Puerto Rico
Financing Receivable
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments			5,900
Loan | PB
Financing Receivable
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments			$ 200